UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Maple Securities USA Inc.
Address: 10 Exchange Place, 26th Floor
         Jersey City, NJ  07302

13F File Number:  28-10660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geri Finlayson
Title:     Compliance Manager
Phone:     201-369-3077

Signature, Place, and Date of Signing:

      /s/  Geri Finlayson     Jersey City, NJ     April 28, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $133,776 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABGENIX INC                    COM              00339B107     3262   145000 SH       SOLE                   145000        0        0
ALBERTSONS INC                 COM              013104104     4363   170000 SH       SOLE                   170000        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     1353    57000 SH       SOLE                    57000        0        0
ANTEON INTL CORP               COM              03674E108     6443   118100 SH       SOLE                   118100        0        0
ARDEN RLTY INC                 COM              039793104     3867    85700 SH       SOLE                    85700        0        0
ARTESYN TECHNOLOGIES INC       COM              043127109      667    61000 SH       SOLE                    61000        0        0
BELLSOUTH CORP                 COM              079860102     2945    85000 SH       SOLE                    85000        0        0
BURLINGTON COAT FACTORY        COM              121579106     7249   159500 SH       SOLE                   159500        0        0
BURLINGTON RES INC             COM              122014103     9521   103600 SH       SOLE                   103600        0        0
CHIRON CORP                    COM              170040109     1595    34833 SH       SOLE                    34833        0        0
CINERGY CORP                   COM              172474108     7647   168400 SH       SOLE                   168400        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     3610    66000 SH       SOLE                    66000        0        0
EDUCATION MGMT CORP            COM              28139T101     2579    62000 SH       SOLE                    62000        0        0
GUIDANT CORP                   COM              401698105     6736    86300 SH       SOLE                    86300        0        0
INTRADO INC                    COM              46117A100     2946   113423 SH       SOLE                   113423        0        0
JEFFERSON PILOT CORP           COM              475070108    13467   229500 SH       SOLE                   229500        0        0
MAIN STR BKS INC NEW           COM              56034R102     2316    89520 SH       SOLE                    89520        0        0
MAXTOR CORP                    COM NEW          577729205     4349   455000 SH       SOLE                   455000        0        0
NORTH FORK BANCORPORATION NY   COM              659424105     4572   158600 SH       SOLE                   158600        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     3670    25000 SH       SOLE                    25000        0        0
PANAMSAT HLDG CORP             COM              69831Y105     3065   123500 SH       SOLE                   123500        0        0
PIXAR                          COM              725811103     9185   143217 SH       SOLE                   143217        0        0
REMINGTON OIL & GAS CORP       COM              759594302     4736   109600 SH       SOLE                   109600        0        0
RENAL CARE GROUP INC           COM              759930100     5350   111600 SH       SOLE                   111600        0        0
SBS TECHNOLOGIES INC           COM              78387P103     1565    96613 SH       SOLE                    96613        0        0
SHURGARD STORAGE CTRS INC      COM              82567D104     7995   120000 SH       SOLE                   120000        0        0
STEWART & STEVENSON SVCS INC   COM              860342104     1014    27800 SH       SOLE                    27800        0        0
UICI                           COM              902737105     6255   169100 SH       SOLE                   169100        0        0
WATER PIK TECHNOLOGIES INC     COM              94113U100     1454    52500 SH       SOLE                    52500        0        0